Other Financial Expenses, Net (Tables)	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
Other financial expenses, net is comprised of the following:

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
(In $ millions)
Yard cost cover expense	(5.4)	(8.0)	(10.9)	(13.7)
Amortization of deferred finance charges	(3.2)	(1.6)	(5.0)	(3.2)
Foreign exchange (loss) / gain	(3.2)	0.1	(1.6)	(0.2)
Bank commitment, guarantee and other fees	(0.8)	(0.4)	(1.2)	(1.2)
Other financial income	(0.3)	(0.4)	(0.3)	(0.1)
Total	(12.9)	(10.3)	(19.0)	(18.4)